Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events
Subsequent Events

22. Subsequent Events

On July 15, 2020, GasLog took delivery of the GasLog Westminster, a 180,000 cbm LNG carrier with X-DF propulsion constructed by Samsung. Despite the industrial disruption in South Korea caused by the COVID-19 outbreak, the vessel was delivered on time and on budget. Upon delivery, the vessel immediately commenced its seven-year charter with a wholly-owned subsidiary of Centrica plc.

On July 16, 2020, GasLog Partners entered into a credit agreement of $260,331 with BNP Paribas, Credit Suisse AG and Alpha Bank S.A., each an original lender, with BNP Paribas acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,597 beginning in January 2021, with a final balloon amount of $174,361 payable concurrently with the last installment in July 2025. Interest on the facility will be payable at a rate of USD LIBOR plus a margin. The relevant amount of $260,331 was drawn on July 21, 2020, out of which $258,532 was used to refinance the outstanding indebtedness of GAS-twenty Ltd., GAS-seven Ltd. and GAS-eight Ltd., the respective entities owning the Methane Shirley Elisabeth, the GasLog Seattle and the Solaris. The facility includes customary restrictive covenants aligned with the ones in the existing bank credit facilities of the Partnership.

Also, on July 16, 2020, GasLog Partners entered into a credit agreement of $193,713 with DNB Bank ASA, London Branch, and ING Bank N.V., London Branch, each an original lender, with DNB Bank ASA, London Branch acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual instalments of $8,599 beginning in January 2021, with a final balloon amount of $107,723 payable concurrently with the last instalment in July 2025. Interest on the facility will be payable at a rate of USD LIBOR plus a margin. DNB Bank ASA, London Branch and ING Bank N.V., London Branch were also registered as hedging providers under the facility.  The relevant amount of $193,713 was drawn on July 21, 2020, out of which $174,867 was used to refinance the outstanding indebtedness of GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd., the respective entities owning the Methane Alison Victoria, the Methane Heather Sally and the Methane Becki Anne. The facility includes customary restrictive covenants aligned with the ones in the existing bank credit facilities of the Partnership. Finally, in July 2020, GasLog Partners entered into four new interest rate swap agreements with an aggregate notional amount of $133,333 due in 2024 and 2025 with the hedging providers under the facility.

GasLog has concurrently refinanced the existing indebtedness due in 2021 for the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Saratoga, the GasLog Salem, and the Methane Lydon Volney by entering into a credit agreement of $576,888. ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge acted as global co-ordinators and bookrunners, while HSBC Bank plc acted as mandated lead arranger; Credit Agricole Corporate and Investment Bank acted as lead arranger and Unicredit Bank AG and National Bank of Australia Limited acted as arrangers, each of those being an original lender. ABN AMRO Bank N.V. was appointed by the other finance parties in this syndicate as security agent and trustee. The facility comprises of a $494,475 Term Loan Facility which will amortize on a quarterly basis (following an initial repayment six months after the initial drawdown equal to the sum of two quarterly repayments), with a final balloon amount payable concurrently with the last installment in June 2025 and a $82,413 revolving loan facility which also matures in June 2025. Interest on the facility will be payable at a rate of USD LIBOR plus a margin. An amount of $576,888  was drawn on July 21, 2020, out of which $557,026  was used to refinance the outstanding indebtedness of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd., the respective entities owning the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Saratoga, the GasLog Salem and the Methane Lydon Volney. The balance of the proceeds will be used for general corporate and working capital purposes.

On July 30, 2020, GasLog entered into a credit agreement with National Bank of Greece S.A. for the refinancing of GAS-fifteen Ltd., the entity owning the GasLog Chelsea. Funded on July 31, 2020, the facility provides $96,815 of additional financing, refinancing the  $92,153 of outstanding indebtedness of GasLog Chelsea and contributing to the  $30,195 of incremental liquidity for general corporate and working capital purposes referenced above. National Bank of Greece S.A. is acting as the sole original lender. The facility will amortize on a quarterly basis, with a final balloon amount payable concurrently with the last instalment in July 2025.

On August 4, 2020, the board of directors declared a quarterly cash dividend of $0.05 per common share payable on August 27, 2020 to shareholders of record as of August 17, 2020.